DECONSOLIDATION OF A SUBSIDIARY (Tables)	12 Months Ended
Dec. 31, 2015
DECONSOLIDATION OF A SUBSIDIARY [Abstract]
Schedule of gain on deconsolidation
As of
March 15, 2015
Cash receipt	68,170,000
Other receivable	7,650,000
Less: Cash and cash equivalents	3,860,094
Accounts receivable	8,910,545
Prepaid expenses and other current assets	1,409,432
Property and equipment, net	2,948,705
Intangible assets, net	334,875
Deferred tax assets-non-current	515,620
Accounts payable, accrued expenses and other payables	(11,079,712)
Noncontrolling interest	(2,161,413)
Gain on disposition of Nanjing Xici	71,081,854